Events after the reporting period (Details Narrative)		3 Months Ended
	Dec. 31, 2021 EUR (€)	Mar. 23, 2022 EUR (€)	Mar. 23, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Write-down of raw material	€ 23,000,000
Grants Awarded [member]
IfrsStatementLineItems [Line Items]
Maximum value of grants awarded		€ 23,900,000
Grants Awarded [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Maximum value of grants awarded | £			£ 20,000,000